---------------------------
                                                 [      OMB APPROVAL       ]
                                                 [-------------------------]
                                                 [OMB Number:     3235-0006]
                                                 [Expires:  August 31, 2012]
                                                 [Estimated average burden ]
                                                 [hours per response...22.6]
                                                 ---------------------------



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      General Counsel
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York               November 15, 2010
--------------------       ------------------               -----------------
   [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  70
                                                 ----------

Form 13F Information Table Value Total:          $1,535,236
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter ended September 30, 2010



                                  TITLE OF                    VALUE     SHRS or    SH/  PUT/  INV   OTH     VOTING AUTHORITY
NAME OF ISSUER                     CLASS           CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISC. MGRS     SOLE     SHARED  NONE
----------------------------  -----------------  ---------  ---------  ----------  ---  ----  ----  ----  ----------  ------  ----
AGCO CORP                     NOTE 1.750%12/3    001084AL6  $ 41,288   23,661,000  PRN        SOLE        23,661,000
AIRGAS INC                    COM                009363102  $  9,513      140,000  SH         SOLE           140,000
AIRTRAN HLDGS INC             NOTE 5.250%11/0    00949PAD0  $ 28,150   20,000,000  PRN        SOLE        20,000,000
ALCOA INC                     NOTE 5.250% 3/1    013817AT8  $ 52,937   26,415,000  PRN        SOLE        26,415,000
ALERE INC                     PERP PFD CONV SE   01449J204  $ 13,764       62,392  SH         SOLE            62,392
ALLEGHENY ENERGY INC          COM                017361106  $ 20,842      850,000  SH         SOLE           850,000
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1    03938LAK0  $ 17,828   13,500,000  PRN        SOLE        13,500,000
BLACKROCK INC                 DBCV 2.625% 2/1    09247XAB7  $ 33,378   19,302,000  PRN        SOLE        19,302,000
C&D TECHNOLOGIES INC          NOTE 5.500%11/1    124661AC3  $ 11,538   16,250,000  PRN        SOLE        16,250,000
C&D TECHNOLOGIES INC          NOTE 5.250%11/0    124661AD1  $ 34,752   48,946,000  PRN        SOLE        48,946,000
CAMERON INTERNATIONAL CORP    NOTE 2.500% 6/1    13342BAB1  $  5,801    4,500,000  PRN        SOLE         4,500,000
CARNIVAL CORP                 DBCV 2.000% 4/1    143658AN2  $ 13,293   13,000,000  PRN        SOLE        13,000,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1    165167BZ9  $ 10,828   12,500,000  PRN        SOLE        12,500,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1    165167CA3  $ 21,963   25,502,000  PRN        SOLE        25,502,000
CONTINENTAL AIRLS INC         NOTE 4.500% 1/1    210795PU8  $ 35,484   24,400,000  PRN        SOLE        24,400,000
CYCLACEL PHARMACEUTICALS INC  PFD CONV EX 6%     23254L207  $    686      196,000  SH         SOLE           196,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM                256743105  $ 10,028      200,000  SH         SOLE           200,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM                256743105  $ 24,198      482,600  SH   CALL  SOLE           482,600
DRYSHIPS INC.                 NOTE 5.000%12/0    262498AB4  $ 25,226   27,000,000  PRN        SOLE        27,000,000
E M C CORP MASS               NOTE 1.750%12/0    268648AK8  $ 18,958   14,450,000  PRN        SOLE        14,450,000
EQUINIX INC                   NOTE 4.750% 6/1    29444UAH9  $ 20,240   14,250,000  PRN        SOLE        14,250,000
FORD MTR CO DEL               NOTE 4.250%11/1    345370CN8  $ 40,967   27,500,000  PRN        SOLE        27,500,000
GASTAR EXPL LTD               COM NEW            367299203  $     66       16,436  SH         SOLE            16,436
GENZYME CORP                  COM                372917104  $ 24,727      349,300  SH         SOLE           349,300
GREATBATCH INC                SDCV 2.250% 6/1    39153LAB2  $ 16,394   17,485,000  PRN        SOLE        17,485,000
HARVEST NATURAL RESOURCES IN  NOTE 8.250% 3/0    41754VAA1  $ 12,000    6,000,000  PRN        SOLE         6,000,000
HERTZ GLOBAL HOLDINGS INC     NOTE 5.250% 6/0    42805TAA3  $ 55,155   37,500,000  PRN        SOLE        37,500,000
HORIZON LINES INC             NOTE 4.250% 8/1    44044KAB7  $ 47,848   52,580,000  PRN        SOLE        52,580,000
ISTAR FINL INC                FRNT 10/0          45031UBF7  $  5,425    7,000,000  PRN        SOLE         7,000,000
INFORMATICA CORP              NOTE 3.000% 3/1    45666QAB8  $  9,662    5,000,000  PRN        SOLE         5,000,000
INGERSOLL-RAND GLOBAL HLDG C  NOTE 4.500% 4/1    45687AAD4  $ 17,647    8,650,000  PRN        SOLE         8,650,000
IRIDIUM COMMUNICATIONS INC    COM                46269C102  $    159       18,564  SH         SOLE            18,564
JETBLUE AIRWAYS CORP          DBCV 5.500%10/1    477143AD3  $  9,618    6,000,000  PRN        SOLE         6,000,000
JETBLUE AIRWAYS CORP          DBCV 6.750%10/1    477143AF8  $ 15,681    9,890,000  PRN        SOLE         9,890,000
JETBLUE AIRWAYS CORP          DBCV 6.750%10/1    477143AG6  $ 12,575    7,621,000  PRN        SOLE         7,621,000
MACROVISION CORP              NOTE 2.625% 8/1    555904AB7  $ 10,788    6,000,000  PRN        SOLE         6,000,000
MCAFEE INC                    COM                579064106  $ 14,178      300,000  SH         SOLE           300,000
MCMORAN EXPLORATION CO        PFD MAND CNV       582411500  $ 33,209      280,500  SH         SOLE           280,500


                                  TITLE OF                    VALUE     SHRS or    SH/  PUT/  INV   OTH     VOTING AUTHORITY
NAME OF ISSUER                     CLASS           CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISC. MGRS     SOLE     SHARED  NONE
----------------------------  -----------------  ---------  ---------  ----------  ---  ----  ----  ----  ----------  ------  ----
MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1    595017AB0  $ 13,465   12,000,000  PRN        SOLE        12,000,000
MICRON TECHNOLOGY INC         NOTE 4.250%10/1    595112AJ2  $ 30,181   19,000,000  PRN        SOLE        19,000,000
MYLAN INC                     PFD CONV           628530206  $ 60,614       54,250  SH         SOLE            54,250
MYLAN INC                     NOTE 3.750% 9/1    628530AJ6  $ 11,799    7,500,000  PRN        SOLE         7,500,000
NII HLDGS INC                 NOTE 3.125% 6/1    62913FAJ1  $ 24,831   25,615,000  PRN        SOLE        25,615,000
NETAPP INC                    NOTE 1.750% 6/0    64110DAB0  $ 33,409   20,500,000  PRN        SOLE        20,500,000
NEWMONT MINING CORP           NOTE 1.625% 7/1    651639AJ5  $ 11,046    7,500,000  PRN        SOLE         7,500,000
NEWMONT MINING CORP           NOTE 3.000% 2/1    651639AK2  $ 22,823   16,000,000  PRN        SOLE        16,000,000
PACTIV CORP                   COM                695257105  $  3,298      100,000  SH   CALL  SOLE           100,000
PHH CORP                      NOTE 4.000% 4/1    693320AH6  $  4,680    4,000,000  PRN        SOLE         4,000,000
POTASH CORP SASK INC          COM                73755L107  $ 21,462      149,000  SH         SOLE           149,000
POTASH CORP SASK INC          COM                73755L107  $ 14,404      100,000  SH   CALL  SOLE           100,000
POWERWAVE TECHNOLOGIES INC    NOTE 1.875%11/1    739363AG4  $  5,550    4,868,000  PRN        SOLE         4,868,000
PROTEIN DESIGN LABS INC       NOTE 2.000% 2/1    74369LAF0  $ 21,064   21,800,000  PRN        SOLE        21,800,000
PSYCHIATRIC SOLUTIONS INC     COM                74439H108  $  3,191       95,100  SH         SOLE            95,100
QUAD / GRAPHICS INC           COM CL A           747301109  $ 79,624    1,704,290  SH         SOLE         1,704,290
SANDISK CORP                  NOTE 1.500% 8/1    80004CAD3  $ 25,071   27,000,000  PRN        SOLE        27,000,000
STEEL DYNAMICS INC            NOTE 5.125% 6/1    858119AP5  $    277      245,000  PRN        SOLE           245,000
SYNOVUS FINL CORP             UNIT 99/99/9999    87161C204  $ 21,217      910,000  SH         SOLE           910,000
TELEFLEX INC                  NOTE 3.875% 8/0    879369AA4  $ 15,652   14,500,000  PRN        SOLE        14,500,000
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209  $  9,426      178,700  SH         SOLE           178,700
TEXTRON INC                   NOTE 4.500% 5/0    883203BN0  $ 63,524   37,400,000  PRN        SOLE        37,400,000
THERMADYNE HLDGS CORP NEW     COM PAR $0.01      883435307  $ 63,536    4,496,555  SH         SOLE         4,496,555
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0    896818AB7  $ 15,209   10,700,000  PRN        SOLE        10,700,000
UAL CORP                      NOTE 6.000%10/1    902549AJ3  $ 53,435   18,570,000  PRN        SOLE        18,570,000
UNITED STATES STL CORP NEW    NOTE 4.000% 5/1    912909AE8  $ 63,331   41,000,000  PRN        SOLE        41,000,000
VIRGIN MEDIA INC              NOTE 6.500%11/1    92769LAB7  $ 29,482   20,000,000  PRN        SOLE        20,000,000
WEST PHARMACEUTICAL SVSC INC  SDCV 4.000% 3/1    955306AA3  $ 15,383   19,200,000  PRN        SOLE        19,200,000
WESTERN REFNG INC             NOTE 5.750% 6/1    959319AC8  $ 16,563   20,076,000  PRN        SOLE        20,076,000
WHITING PETE CORP NEW         PERP PFD CONV      966387201  $    647        2,807  SH         SOLE             2,807
WRIGHT MED GROUP INC          NOTE 2.625%12/0    98235TAA5  $  3,071    3,500,000  PRN        SOLE         3,500,000
ZIONS BANCORPORATION           *W EXP 05/22/202  989701115  $  1,178      200,000  SH         SOLE           200,000


                                                 Total      $1,535,236